EMPLOYEE BENEFIT PLANS - Change In Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets:
Fair value of plan assets at beginning of the year	$ 302,131
Company contributions	19,400
Fair value of plan assets at end of the year	306,414	$ 302,131
Amounts recognized in the consolidated balance sheets:
Pension and postretirement benefits	(16,570)	(17,287)
Pension and postretirement benefits, less current portion	(121,689)	(124,646)
Pension Plan | United States
Change in projected benefit obligation:
Benefit obligation at beginning of the year	181,835	253,880
Service cost	214	256	$ 107
Interest cost	8,923	4,943	1,696
Net actuarial loss (gain)	4,802	(47,439)
Curtailments, settlements and terminations, net	0	(8,217)
Benefits paid	(20,052)	(21,588)
Benefit obligation at end of the year	175,722	181,835	253,880
Change in plan assets:
Fair value of plan assets at beginning of the year	154,206	224,749
Actual return on plan assets	12,311	(44,601)
Company contributions	2,781	3,863
Benefits paid	(20,052)	(21,588)
Curtailments, settlements and terminations, net	0	(8,217)
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	149,246	154,206	224,749
Funded status	(26,476)	(27,629)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,189)	(2,229)
Pension and postretirement benefits, less current portion	(24,287)	(25,400)
Asset (liability)	(26,476)	(27,629)
Pension Plan | International Pension Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	228,147	349,001
Service cost	5,799	4,465	3,219
Interest cost	11,730	8,219	5,505
Net actuarial loss (gain)	8,482	(82,819)
Curtailments, settlements and terminations, net	(10,033)	(27,511)
Benefits paid	(10,891)	(10,012)
Foreign exchange impact and other	(6,251)	13,196
Benefit obligation at end of the year	239,667	228,147	349,001
Change in plan assets:
Fair value of plan assets at beginning of the year	147,925	235,301
Actual return on plan assets	9,722	(46,116)
Company contributions	15,725	12,104
Employee contributions	182
Benefits paid	(10,891)	(10,012)
Curtailments, settlements and terminations, net	(11,998)	(25,767)
Foreign exchange impact and other	6,503	(17,585)
Fair value of plan assets at end of the year	157,168	147,925	235,301
Funded status	(82,499)	(80,222)
Amounts recognized in the consolidated balance sheets:
Other assets	16,033	20,938
Pension and postretirement benefits	(12,244)	(13,066)
Pension and postretirement benefits, less current portion	(86,288)	(88,094)
Asset (liability)	(82,499)	(80,222)
OPRB Plans
Change in projected benefit obligation:
Benefit obligation at beginning of the year	13,144	17,572
Service cost	1	3	1
Interest cost	693	443	157
Net actuarial loss (gain)	2,146	(1,726)
Curtailments, settlements and terminations, net	0	0
Benefits paid	(2,733)	(3,148)
Benefit obligation at end of the year	13,251	13,144	17,572
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Actual return on plan assets	0	0
Company contributions	2,733	3,177
Benefits paid	(2,733)	(3,177)
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Fair value of plan assets at end of the year	0	0	$ 0
Funded status	(13,251)	(13,144)
Amounts recognized in the consolidated balance sheets:
Other assets	0	0
Pension and postretirement benefits	(2,137)	(1,992)
Pension and postretirement benefits, less current portion	(11,114)	(11,152)
Asset (liability)	$ (13,251)	$ (13,144)